ADVANCED SERIES TRUST

AST Global Real Estate Portfolio

Supplement dated June 30, 2016 to the

Currently Effective Prospectus and

Statement of Additional Information

This supplement should be read in conjunction with the currently effective Advanced Series Trust (AST) Prospectus and Statement of Additional Information (SAI) for AST Global Real Estate Portfolio (the Portfolio) and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein and not otherwise defined herein shall have meanings given to them in the AST Prospectus.

Effective as of June 30, 2016, Gek Lang Lee, CFA will assume new duties within the PGIM Real Estate (formerly known as Prudential Real Estate Investors) organization, and will no longer serve as a portfolio manager for the Portfolio. Marc R. Halle, Rick J. Romano, CFA, Michael Gallagher and Kwok Wing Cheong, CFA will continue to serve as portfolio managers for the Portfolio.

To reflect this change, the Prospectus and SAI are hereby revised as follows, effective June 30, 2016:

1.	All references and information pertaining to Ms. Lee are hereby removed from the Portfolio’s Prospectus and SAI.

2.	The table in the “Summary: AST Global Real Estate Portfolio – Management of the Portfolio” section of the AST Prospectus is hereby revised by removing all references to Ms. Lee with respect to the Portfolio and substituting it with the information set forth below:

Investment Managers	Subadvisers	Portfolio Managers	Title	Service Date
Prudential Investments LLC	PGIM Real Estate*, a business unit of PGIM, Inc.**	Marc Halle	Managing Director and Head of Global Real Estate Securities	April 2008
AST Investment Services, Inc.		Rick J. Romano	Managing Director & Portfolio Manager: North American Real Estate Securities	April 2008
		Michael Gallagher	Executive Director & Portfolio Manager: European Real Estate Securities	June 2013
		Kwok Wing Cheong	Executive Director & Portfolio Manager: Asian Real Estate Securities	June 2015

*PGIM Real Estate was formerly known as Prudential Real Estate Investors.

**PGIM, Inc. was formerly known as Prudential Investment Management, Inc.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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